Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Components of Accumulated Other Comprehensive Income

Accumulated Other Comprehensive Income (Loss), net of tax, in the accompanying Unaudited Condensed Consolidated Statements of Financial Condition represents the portion of accumulated other comprehensive income attributable to APAM, and consists of the following:

	As of September 30, 2013	As of December 31, 2012
Unrealized gain on investments	$800	$—
Foreign currency translation	26	—

Accumulated Other Comprehensive Income (Loss)	$826	$—

Accumulated Other Comprehensive Income (Loss) is included in Noncontrolling interest—Artisan Partners Holdings in the accompanying Consolidated Statements of Changes in Stockholders’ Equity, and consists of the following:

	For the years ended December 31,
	2012	2011	2010
Unrealized gain on investments	$1,906	$68	$130
Unrealized loss on interest rate swap	—	—	(6,434)
Foreign currency translation	58	(75)	(57)

	$1,964	$(7)	$(6,361)

Distribution Fees Paid to Authorized Agents

Distribution fees paid to authorized agents were as follows:

	For the years ended December 31,
	2012	2011	2010
Total authorized agent fees incurred	$88,818	$86,166	$74,929
Less: fees incurred by Artisan Funds	62,736	61,431	52,843

Fees incurred by Artisan	26,082	24,735	22,086
Other marketing expenses	2,908	1,439	936

Total distribution and marketing	$28,990	$26,174	$23,022